DEFERRED ACQUISITION COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Deferred acquisition costs, beginning of year	$ 0	$ 0
Costs capitalized under reinsurance contracts	775	0
Amortization and other	1	0
Deferred acquisition costs, end of year	$ 776	$ 0